As filed with the Securities and Exchange	Registration No. 033-34370*
Commission on August 15, 2008	Registration No. 811-02512

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 60 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and
Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account B
(Exact Name of Registrant)
of

ING LIFE INSURANCE AND ANNUITY COMPANY
(Name of Depositor)

One Orange Way
Windsor, Connecticut 06095-4774
(860) 580-4646
(Address and Telephone Number of Depositor’s Principal Office)

Michael A. Pignatella, Esq.
ING
One Orange Way
Windsor, Connecticut 06095-4774
(860) 580-2831
(Name and Address of Agent for Service of Process)

Copy to:
John S. (Scott) Kreighbaum, Esq.
ING
1475 Dunwoody Drive
West Chester, PA 19380-1478
(610) 425-3404

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of the Registration Statement It is proposed that this filing will become effective:

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ X ]	on September 8, 2008 pursuant to paragraph (b) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Group or Individual Deferred Variable Annuity Contracts
______________
*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the following earlier Registration Statement: 33-87932.

EXPLANATORY NOTE: Each of the Prospectus and Statement of Additional Information, dated April
28, 2008 and as supplemented, is incorporated into Parts A and B, respectively, of this amendment by reference to Post-Effective Amendment No. 59 to this Registration Statement, as filed on April 17, 2008
(Accession No. 0000836687-08-00195). This amendment further supplements the prospectus and does not otherwise delete, amend, or supersede any other information in this registration statement, as previously amended, including exhibits and undertaking.

SUPPLEMENT Dated August 15, 2008 To The Prospectuses Dated April 28, 2008 For

ING Marathon Plus (IICA) And ING Marathon Plus

Issued By ING Life Insurance and Annuity Company Through Its Variable Annuity Account I or B

This supplement updates the prospectus and is also notice of reorganization of one of the investment portfolios available under your variable annuity contract, effective September 8, 2008. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Contact Center at 1-800-366-0066.

The following investment portfolio is now available. Information about it is hereby added to “Appendix
III – Description of Underlying Funds” (and its name is hereby added to the list of available investment portfolios towards the front of the prospectus).

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Partners, Inc.
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING Pioneer High Yield Portfolio	Seeks to maximize total return through income and capital
(Initial Class)	appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Pioneer Investment
Management, Inc.

Please note the subadviser change underlined in the following excerpt of “Appendix III – Description of Underlying Funds” – with all references in the prospectus hereby changed accordingly.

Fund Name and
Investment Adviser/Subadviser	Investment Objective

Calvert Variable Series, Inc.

Calvert Socially Balanced Portfolio	A non-diversified portfolio that seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and
Investment Adviser: Calvert Asset Management	capital growth opportunity and which satisfy the investment and
Company, Inc.	social criteria.
Investment Subadviser: New Amsterdam Partners, LLC
(formerly, New Amsterdam Partners LLC and SSgA
Funds Management, Inc.)

MarPlus – 150761

1 08/08

IMPORTANT INFORMATION REGARDING REORGANIZATION

On March 27, 2008, the Board of Trustees of the ING VP High Yield Bond Portfolio (Class I) approved a proposal to reorganize the ING VP High Yield Bond Portfolio (Class I) with and into the ING Pioneer
High Yield Portfolio (Initial Class), which was approved at a special meeting of shareholders on July 29,
2008. After the close of business on September 5, 2008, the following Disappearing Portfolio will reorganize into and become part of the following Surviving Portfolio:

Disappearing Portfolio	Surviving Portfolio

ING VP High Yield Bond Portfolio (Class I)	ING Pioneer High Yield Portfolio (Initial Class)

Accordingly, all references to the Disappearing Portfolio in the prospectus are hereby deleted.

Unless you provide us with alternative allocation instructions, all future allocations directed to the
Disappearing Portfolio after the date of the reorganization will be automatically allocated to the Surviving
Portfolio. You may give us alternative allocation instructions at any time by contacting our Customer
Contact Center at 1-800-366-0066.

MarPlus – 150761

2 08/08

PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits:
(a) Financial Statements:
(1)	Incorporated by reference in Part A:
Condensed Financial Information
(2)	Incorporated by reference in Part B:
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
	-	Report of Independent Registered Public Accounting Firm
	-	Consolidated Statements of Operations for the years ended December 31, 2007,
2006 and 2005
	-	Consolidated Balance Sheets as of December 31, 2007 and 2006
	-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended
December 31, 2007, 2006 and 2005
	-	Consolidated Statements of Cash Flows for the years ended December 31, 2007,
2006 and 2005
	-	Notes to Consolidated Financial Statements
Financial Statements of Variable Annuity Account B:
	-	Report of Independent Registered Public Accounting Firm
	-	Statements of Assets and Liabilities as of December 31, 2007
	-	Statements of Operations for the year ended December 31, 2007
	-	Statements of Changes in Net Assets for the years ended December 31, 2007 and
2006
	-	Notes to Financial Statements

(b)	Exhibits:
	(1)	Resolution establishing Variable Annuity Account B · Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No.
33-75986), as filed on April 22, 1996.
	(2)	Not applicable.
	(3.1)	Standard Form of Broker-Dealer Agreement · Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-
81216) as filed on April 11, 2006.
	(3.2)	Underwriting Agreement dated November 17, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC · Incorporated by
reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4
(File No. 333-49176), as filed on November 30, 2000.
	(3.3)	Confirmation of Underwriting Agreement · Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-
81216), as filed on April 11, 2006.
	(3.4)	Federated Broker Dealer Agreement (9/2/94) · Incorporated by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-
79122), as filed on August 16, 1995.
	(3.5)	Form of Rule 22c-2 Agreement · Incorporated herein by reference to Post-Effective
Amendment No. 10 to Registration Statement on Form N-4 (File Nos. 333-115515),
as filed on April 12, 2007.
	(4.1)	Variable Annuity Contract (G-CDA-97(NY)) · Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-
34370), as filed on December 16, 1997.

(4.2)	Variable Annuity Contract Certificate (GMCC-97(NY)) to Contract G-CDA-97(NY)
· Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 33-34370), as filed on December 16, 1997.
(4.3)	Variable Annuity Contract (G-MP1(5/97)) · Incorporated by reference to Post-
Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-
34370), as filed on September 29, 1997.
(4.4)	Variable Annuity Contract Certificate (MP1CERT(5/97)) · Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File
No. 33-34370), as filed on September 29, 1997.
(4.5)	Variable Annuity Contract (I-MP1(5/97)) · Incorporated by reference to Post-
Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-
34370), as filed on September 29, 1997.
(4.6)	Variable Annuity Contract (G-MP1(5/96)) · Incorporated by reference to Post-
Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 33-
34370), as filed on February 21, 1997.
(4.7)	Variable Annuity Contract Certificate (MP1CERT(5/96)) · Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File
No. 33-34370), as filed on February 21, 1997.
(4.8)	Variable Annuity Contract (I-MP1(5/96)) · Incorporated by reference to Post-
Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 33-
34370), as filed on February 21, 1997.
(4.9)	Variable Annuity Contract (G-CDA-96(NY)) · Incorporated by reference to Post-
Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 33-
34370), as filed on February 21, 1997.
(4.10)	Variable Annuity Contract Certificate (GMCC-96(NY)) · Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File
No. 33-34370), as filed on February 21, 1997.
(4.11)	Variable Annuity Contract (G-CDA-IC(NQ)) · Incorporated by reference to Post-
Effective Amendment No. 35 to Registration Statement on Form N-4 (File No. 33-
34370), as filed on April 17, 1998.
(4.12)	Variable Annuity Certificate (GMCC-IC(NQ)) · Incorporated by reference to Post-
Effective Amendment No. 35 to Registration Statement on Form N-4 (File No. 33-
34370), as filed on April 17, 1998.
(4.13)	Variable Annuity Contract (G-CDA-IC(IR)) · Incorporated by reference to Post-
Effective Amendment No. 35 to Registration Statement on Form N-4 (File No. 33-
34370), as filed on April 17, 1998.
(4.14)	Variable Annuity Contract (I-CDA-IC(NQ/MP)) · Incorporated by reference to Post-
Effective Amendment No. 35 to Registration Statement on Form N-4 (File No. 33-
34370), as filed on April 17, 1998.
(4.15)	Variable Annuity Contract Certificate (GMCC-IC(IR)) · Incorporated by reference to
Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No.
33-34370), as filed on April 9, 1999.
(4.16)	Variable Annuity Contract (I-CDA-IC(IR/MP)) · Incorporated by reference to Post-
Effective Amendment No. 35 to Registration Statement on Form N-4 (File No. 33-
34370), as filed on April 17, 1998.
(4.17)	Variable Annuity Contracts and Certificates (G-CDA-IC(IR/NY)),
(GMCC-IC(IR/NY)), (G-CDA-IC(NQ/NY)), and (GMCC-IC(NQ/NY)) ·
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 33-87932), as filed on September 19, 1995.

(4.18)	Endorsements (MP1IRA(5/97)) and (I-MP1IRA(5/97)) to Contract
G-MP1(5/96) and Certificate MP1CERT(5/96) · Incorporated by reference to Post-
Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 33-
34370), as filed on February 21, 1997.
(4.19)	Endorsements (MP1QP(5/97)) and (I-MP1QP(5/97)) to Contract
G-MP1(5/96) and Certificate MP1CERT(5/96) · Incorporated by reference to Post-
Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 33-
34370), as filed on February 21, 1997.
(4.20)	Endorsements (MP1TDA(5/97)) and (I-MP1TDA(5/97)) to Contract
G-MP1(5/96) and Certificate MP1CERT(5/96) · Incorporated by reference to Post-
Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 33-
34370), as filed on February 21, 1997.
(4.21)	Endorsements (MP1DC(5/97)) and (I-MP1DC(5/97)) to Contract
G-MP1(5/96) and Certificate MP1CERT(5/96) · Incorporated by reference to Post-
Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 33-
34370), as filed on February 21, 1997.
(4.22)	Endorsement (G-MP1IRA(11/96)) to Contract G-CDA-96(NY) and Certificate
GMCC-96(NY) · Incorporated by reference to Post-Effective Amendment No. 26 to
Registration Statement on Form N-4 (File No. 33-34370), as filed on February 21,
1997.
(4.23)	Endorsement (I-MP1END(9/97)) to Contract I-MP1(5/97) · Incorporated by
reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-
4 (File No. 33-34370), as filed on September 29, 1997.
(4.24)	Endorsement (E1-MPROTH-97) to Contract G-MP1(5/97) · Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-
4 (File No. 33-34370), as filed on December 16, 1997.
(4.25)	Endorsement (EI1MPROTH-97) to Contract I-MP1(5/97) · Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File
No. 33-34370), as filed on December 16, 1997.
(4.26)	Endorsement (MP1IRA(11/97)) to Contract G-MP1(5/97) · Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File
No. 33-34370), as filed on December 16, 1997.
(4.27)	Endorsement (I-MP1IRA(11/97)) to Contract I-MP1(5/97) · Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-
4 (File No. 33-34370), as filed on December 16, 1997.
(4.28)	Endorsement (MP1END(9/97)) to Contract G-MP1(5/97) and Certificate
MP1CERT(5/97) · Incorporated by reference to Post-Effective Amendment No. 33 to
Registration Statement on Form N-4 (File No. 33-34370), as filed on February 12,
1998.
(4.29)	Endorsement (I-MP1END(9/97)) to Contract I-MP1(5/97) · Incorporated by
reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-
4 (File No. 33-34370), as filed on February 12, 1998.
(4.30)	Endorsement (MPNQEND(4/95)) to Contract G-CDA-IC(NQ) · Incorporated by
reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-
4 (File No. 33-34370), as filed on February 27, 1998.
(4.31)	Endorsement (MPIREND(4/95)) to Contract G-CDA-IC(IR) · Incorporated by
reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-
4 (File No. 33-34370), as filed on February 27, 1998.

(4.32)	Endorsement (IMPNQEND(4/95)) to Contract I-CDA-IC(NQ/MP) · Incorporated by
reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-
4 (File No. 33-34370), as filed on February 27, 1998.
(4.33)	Endorsement (IMPIREND(4/95)) to Contract I-CDA-IC(IR/MP) · Incorporated by
reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-
4 (File No. 33-34370), as filed on February 27, 1998.
(4.34)	Endorsement (EMPGET98) to Contract G-MP1(5/97) and Certificate
MP1CERT(5/97) · Incorporated by reference to Post-Effective Amendment No. 37 to
Registration Statement on Form N-4 (File No. 33-34370), as filed on September 14,
1998.
(4.35)	Endorsement (MPNQCERTEND(4/95)) to Certificate GMCC-IC(NQ) · Incorporated
by reference to Post-Effective Amendment No. 34 to Registration Statement on Form
N-4 (File No. 33-34370), as filed on February 27, 1998.
(4.36)	Endorsement (MPIRCERTEND(4/95)) to Certificate GMCC-IC(IR) · Incorporated
by reference to Post-Effective Amendment No. 34 to Registration Statement on Form
N-4 (File No. 33-34370), as filed on February 27, 1998.
(4.37)	Endorsement EGET(99) to Contracts · Incorporated by reference to Post-Effective
Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on April 7, 1999.
(4.38)	Endorsements ENMCHG (05/02) and ENMCHGI (05/02) for name change ·
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.
(4.39)	Contract Schedule I Accumulation Period (G-MP1(11/97)-5) to Group Contract G-
MP1(5/97) · Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 33-34370), as filed on December 16,
1997.
(4.40)	Contract Schedule I Accumulation Period (I-MP1(11/97)-5) to Individual Contract I-
MP1(5/97) · Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 33-34370), as filed on December 16,
1997.
(5.1)	Variable Annuity Contract Application (MPAPPNY(1/96)) · Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-
4 (File No. 33-34370), as filed on December 16, 1997.
(5.2)	Variable Annuity Contract Application (300-MAR-IB) · Incorporated by reference to
Post-Effective Amendment No. 29 to Registration Statement on Form N-4 (File No.
33-34370), as filed on August 18, 1997.
(5.3)	Variable Annuity Contract Application (710.6.13) · Incorporated by reference to
Post-Effective Amendment No. 29 to Registration Statement on Form N-4 (File No.
33-34370), as filed on August 18, 1997.
(6.1)	Restated Certificate of Incorporation (amended and restated as of January 1, 2002) of
ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and
Annuity Company) · Incorporated by reference to ING Life Insurance and Annuity
Company annual report on Form 10-K (File No. 33-23376), as filed on March 28,
2002.
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company,
effective January 1, 2005 · Incorporated by reference to the ILIAC 10-Q, as filed on
May 13, 2005 (File No. 033-23376, Accession No. 0001047469-05-014783).
(7)	Not applicable.

(8.1)	Amended and Restated Fund Participation Agreement dated as of March 31, 1995 between Aetna Life Insurance and Annuity Company, Alger American Fund, and
Fred Alger Management, Inc. · Incorporated by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as
filed on April 12, 1996.
(8.2)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment
Management, Inc. · Incorporated by reference to Registration Statement on Form N-4
(File No. 333-56297) as filed on June 8, 1998.
(8.3)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of
May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. · Incorporated
by reference to Post-Effective Amendment No. 2 to Registration Statement on Form
N-4 (File No. 333-56297), as filed on December 14, 1998.
(8.4)	Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment
Management, Inc. · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16,
2000.
(8.5)	Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and
Aeltus Investment Management, Inc. · Incorporated by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on April 4, 2000.
(8.6)	Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of
May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February
11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. · Incorporated
by reference to Post-Effective Amendment No. 20 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.7)	Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February
11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. · Incorporated
by reference to Post-Effective Amendment No. 24 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on April 13, 2001.
(8.8)	Sixth Amendment dated as of June 19, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February
11, 2000, May 1, 2000 and February 27, 2001 among Aetna Life Insurance and
Annuity Company, Aeltus Investment Management, Inc. and Aetna Variable Fund,
Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna
GET Fund, on behalf of each of its series, Aetna Generations Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.
(8.9)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna
Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-56297) as filed on June 8, 1998.
(8.10)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to Service
Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc.
and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on
December 14, 1998.
(8.11)	Second Amendment dated February 11, 2000 to Service Agreement effective as of
May 1, 1998 and amended on November 4, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna
Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to
Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 4, 2000.

(8.12)	Third Amendment dated May 1, 2000 to Service Agreement effective as of May 1,
1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus
Investment Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and
Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on April 4, 2000.
(8.13)	Fourth Amendment dated as of June 26, 2001 to Service Agreement with Investment
Advisor effective as of May 1, 1998, as amended on November 4, 1998, February 11,
2000 and May 1, 2000 between Aeltus Investment Management, Inc. and Aetna Life
Insurance and Annuity Company in connection with the sale of shares of Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment
No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April
13, 2004.
(8.14)	Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly
Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna
Life Insurance and Annuity Company · Incorporated by reference to Post-Effective
Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 19, 1998.
(8.15)	Service Agreement dated December 1, 1997 between Calvert Asset Management
Company, Inc. and Aetna Life Insurance and Annuity Company · Incorporated by
reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4
(File No. 333-01107), as filed on February 19, 1998.
(8.16)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Calvert Distributors, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.17)	Fund Participation Agreement dated July 1, 1994 by and among Aetna Life Insurance and Annuity Company, Insurance Management Series and Federated Advisors ·
Incorporated by reference to Post-Effective Amendment No. 8 to Registration
Statement on Form N-4 (File No. 033-34370), as filed on April 16, 1997.
(8.18)	Fund Participation Agreement dated February 1, 1994 and amended on December 15,
1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between
Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and
Fidelity Distributors Corporation · Incorporated by reference to Post-Effective
Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as
filed on February 11, 1997.

(8.19)	Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated
February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1,
1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity
Company, Variable Insurance Products Fund and Fidelity Distributors Corporation ·
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
(8.20)	Sixth Amendment dated as of November 6, 1997 to the Fund Participation Agreement
dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May
1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life
Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity
Distributors Corporation · Incorporated by reference to Post-Effective Amendment
No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on
February 9, 1998.
(8.21)	Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May
1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997
between Aetna Life Insurance and Annuity Company, Variable Insurance Products
Fund and Fidelity Distributors Corporation · Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-56297) as filed on June 8, 1998.
(8.22)	Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated
February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1,
1995, January 1, 1996, March 1, 1996, May 1, 1997, November 6, 1997 and May 1,
1998 between Aetna Life Insurance and Annuity Company, Variable Insurance
Products Fund and Fidelity Distributors Corporation · Incorporated by reference to
Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 16, 2000.
(8.23)	Ninth Amendment dated as of August 15, 2007 to the Fund Participation Agreement
dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May
1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, November 6, 1997 and May 1,
1998 between ING Life Insurance and Annuity Company (formerly known as Aetna
Life Insurance and Annuity Company), Variable Insurance Products Fund and
Fidelity Distributors Corporation · Incorporated by reference to Post-Effective
Amendment No. 46 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 15, 2008.
(8.24)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.25)	Fund Participation Agreement dated February 1, 1994 and amended on December 15,
1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between
Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and
Fidelity Distributors Corporation · Incorporated by reference to Post-Effective
Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as
filed on February 11, 1997.

(8.26)	Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated
February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1,
1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity
Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation
· Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
(8.27)	Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement
dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May
1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life
Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity
Distributors Corporation · Incorporated by reference to Post-Effective Amendment
No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on
February 24, 1998.
(8.28)	Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May
1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998 between
Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and
Fidelity Distributors Corporation · Incorporated by reference to Registration
Statement on Form N-4 (File No. 333-56297) as filed on June 8, 1998.
(8.29)	Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated
February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1,
1995, January 1, 1996, March 1, 1996, May 1, 1997, January 20, 1998 and May 1,
1998 between Aetna Life Insurance and Annuity Company, Variable Insurance
Products Fund II and Fidelity Distributors Corporation · Incorporated by reference to
Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 16, 2000.
(8.30)	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING Life
Insurance and Annuity Company, Variable Insurance Products Fund, Variable
Insurance Products Fund I, Variable Insurance Products Fund II, Variable Insurance
Product Fund V and Fidelity Distributors Corporation · Incorporated by reference to
Post-Effective Amendment No. 51 to the Registration Statement on Form N-4 (File
No. 033-75962), as filed on July 27, 2007.
(8.31)	Service Agreement effective as of June 1, 2002 by and between Fidelity Investments
Institutional Operations Company, Inc. and ING Financial Advisers, LLC ·
Incorporated by reference to Post-Effective Amendment No. 33 to Registration
Statement on Form N-4 (File No. 33-75988), as filed on August 5, 2004.
(8.32)	Service Contract effective as of June 1, 2002 by and between Directed Services, Inc.,
ING Financial Advisers, LLC, and Fidelity Distributors Corporation · Incorporated
by reference to Post-Effective Amendment No. 33 to Registration Statement on Form
N-4 (File No. 33-75988), as filed on August 5, 2004.
(8.33)	Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity
Company, The GCG Trust (renamed effective May 1, 2003, ING Investors Trust), and
Directed Services, Inc. · Incorporated by reference to Post-Effective Amendment No.
54 to Registration Statement on Form N-1A (File No. 33-23512), as filed on August
1, 2003.
(8.34)	Fund Participation Agreement dated December 1, 1988 and amended February 11,
1991 between Aetna Life Insurance and Annuity Company and Lexington
Management Corporation regarding Natural Resources Trust · Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4
(File No. 33-75986), as filed on April 12, 1996.

(8.35)	Fund Participation Agreement made and entered into as of April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997 by and
among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company
and Massachusetts Financial Services Company · Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-56297) as filed on June 8, 1998.
(8.36)	Fourth Amendment dated May 1, 1998 to the Fund Participation Agreement dated
April 30, 1996 and amended on September 3, 1996, March 14, 1997 and November
28, 1997 by and among MFS Variable Insurance Trust, Aetna Life Insurance and
Annuity Company and Massachusetts Financial Services Company · Incorporated by
reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4
(File No. 333-56297), as filed on August 4, 1998.
(8.37)	Fifth Amendment dated May 1, 1998 to Fund Participation Agreement dated April 30,
1996 and amended on September 3, 1996, March 14, 1997 and November 28, 1997 by
and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity
Company and Massachusetts Financial Services Company · Incorporated by
reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4
(File No. 333-56297), as filed on February 16, 1999.
(8.38)	Fifth Amendment dated July 1, 1999 to Fund Participation Agreement dated April 30,
1996 and amended on September 3, 1996, March 14, 1997, November 28, 1997 and
May 1, 1998 by and among MFS Variable Insurance Trust, Aetna Life Insurance and
Annuity Company and Massachusetts Financial Services Company · Incorporated by
reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-
4 (File No. 333-56297), as filed on November 23, 1999.
(8.39)	Sixth Amendment dated November 17, 2000 to the Fund Participation Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997, November
28, 1997, May 1, 1998 and July 1, 1999 between MFS Variable Insurance Trust,
Aetna Life Insurance and Annuity Company and Massachusetts Financial Services
Company · Incorporated by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30,
2000.
(8.40)	Participation Agreement dated as of November 28, 2001 among Portfolio Partners,
Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services,
LLC · Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.
(8.41)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed
ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity
Company (to be renamed ING Life Insurance and Annuity Company effective May 1,
2002) and Aetna Investment Services LLC (to be renamed ING Financial Advisers,
LLC) to Participation Agreement dated November 28, 2001 · Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-
4 (File No. 33-75962), as filed on April 8, 2002.
(8.42)	Amendment dated May 1, 2003 between ING Partners, Inc., ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC to the Participation Agreement
dated as of November 28, 2001 and subsequently amended on March 5, 2002 ·
Incorporated by reference to Post-Effective Amendment No. 28 to Registration
Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.

(8.43)	Amendment dated November 1, 2004 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002 and May 1, 2003 · Incorporated by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-1A (File No. 333-32575), as filed on
April 1, 2005.
(8.44)	Amendment dated April 29, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003 and November 1, 2004 · Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-
81216), as filed on April 11, 2006.
(8.45)	Amendment dated August 31, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated November 28, 2001 and subsequently amended on March 5,
2002, May 1, 2003, November 1, 2004 and April 29, 2005 · Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-
4 (File No. 33-81216), as filed on April 11, 2006.
(8.46)	Amendment dated December 7, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, and August 31, 2005 ·
Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 33-81216), as filed on April 11, 2006.
(8.47)	Shareholder Servicing Agreement (Service Class Shares) dated as of November 27,
2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.
(8.48)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed
ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity
Company (to be renamed ING Life Insurance and Annuity Company effective May 1,
2002) to the Shareholder Servicing Agreement dated November 27, 2001 ·
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.
(8.49)	Amendment dated May 1, 2003 by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company to the Shareholder Servicing Agreement (Service
Class Shares) dated November 27, 2001, as amended on March 5, 2002 ·
Incorporated by reference to Post-Effective Amendment No. 28 to Registration
Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.
(8.50)	Form of Amendment dated November 1, 2004 to the Shareholder Servicing
Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, as amended on March 5,
2002 and May 1, 2003 · Incorporated by reference to Post-Effective Amendment No.
56 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 17,
2006.

(8.51)	Amendment dated April 29, 2005 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003 and November 1, 2004 · Incorporated by reference to Post-Effective Amendment No.
32 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 11,
2006.
(8.52)	Form of Amendment dated December 7, 2005 to the Shareholder Servicing
Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, and amended on March
5, 2002, May 1, 2003, November 1, 2004 and April 29, 2005 · Incorporated by
reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-
4 (File No. 33-34370), as filed on April 17, 2006.
(8.53)	Fund Participation Agreement dated July 29, 1992 and amended December 22, 1992 and June 1, 1994 between Aetna Life Insurance and Annuity Company, Investors
Research Corporation and TCI Portfolios, Inc. · Incorporated by reference to Post-
Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-
75986), as filed on April 12, 1996.
(8.54)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16,
2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(9)	Opinion and Consent of Counsel, attached.
(10)	Consent of Independent Registered Public Accounting Firm, attached.
(11)	Not applicable.
(12)	Not applicable.
(13.1)	Powers of Attorney · Incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-4 (File No. 033-34370), as filed on April 17,
2008.
(13.2)	Authorization for Signatures · Incorporated by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as
filed on April 12, 1996.

Item 25. Directors and Officers of the Depositor*
Name and Principal Business Address	Positions and Offices with Depositor
Richard T. Mason[1]	President
Thomas J. McInerney[1]	Director and Chairman
Kathleen A. Murphy[1]	Director
Catherine H. Smith[1]	Director and Senior Vice President
Bridget M. Healy[2]	Director
Robert G. Leary[2]	Director
David A. Wheat[3]	Director, Executive Vice President and Chief Financial
Officer
Steven T. Pierson[3]	Senior Vice President and Chief Accounting Officer
Sue A. Collins[1]	Senior Vice President and Chief Actuary
Boyd G. Combs[3]	Senior Vice President, Tax
Valerie G. Brown[3]	Senior Vice President
Shaun P. Mathews[4]	Senior Vice President
David S. Pendergrass[3]	Senior Vice President and Treasurer
Stephen J. Preston[5]	Senior Vice President
Daniel H. Hanlon[1]	Senior Vice President
Brian D. Comer[1]	Senior Vice President
Louis E Bachetti	Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ 07095
Pamela Mulvey Barcia[1]	Vice President
Ronald R. Barhorst[1]	Vice President
Bradley E. Barks[3]	Vice President
M. Bishop Bastien[9]	Vice President
Jeoffrey A. Block[6]	Vice President

Dianne Bogoian[1]	Vice President
Mary A. Broesch[5]	Vice President and Actuary
Kevin P. Brown[1]	Vice President
Robert P. Browne[3]	Vice President, Investments
Anthony V. Camp[1]	Vice President
Kevin L. Christensen[6]	Vice President
Nancy D. Clifford[1]	Vice President
Monte J. Combe[7]	Vice President
Patricia M. Corbett[6]	Vice President
Kimberly Curley[7]	Vice President and Actuary
Karen Czizik[7]	Vice President
William Delahanty[3]	Vice President
J. Randolph Dobo[7]	Vice President
Michael C. Eldredge[1]	Vice President
Joseph Elmy[3]	Vice President, Tax
Patricia L. Engelhardt[1]	Vice President
William A. Evans[4]	Vice President
Ronald E. Falkner[1]	Vice President, Corporate Real Estate
Daniel J. Foley	Vice President, Investments
259 N Radnor-Chester Rd., Suite 205
Radnor, PA 19087
John P. Foley[3]	Vice President, Investments
Molly A. Garrett[1]	Vice President
Robert A. Garrey[1]	Vice President
Lisa S. Gilarde[1]	Vice President
Saskia M. Goedhart[1]	Vice President
Brian K. Haendiges[1]	Vice President

Terry D. Harrell[10]	Vice President
Steven J. Haun[6]	Vice President
June P. Howard[3]	Vice President
William S. Jasien	Vice President
12701 Fair Lakes Circle, Ste. 470
Fairfax, VA 22033
David A. Kelsey[1]	Vice President
Kenneth E. Lacy[3]	Vice President
Richard K. Lau[5]	Vice President and Actuary
Frederick C. Litow[3]	Vice President
Laurie A. Lombardo[1]	Vice President
William L. Lowe[1]	Vice President
Alan S. Lurty[5]	Vice President
Christopher P. Lyons[3]	Vice President, Investments
Gilbert E. Mathis[3]	Vice President, Investments
Gregory R. Michaud[3]	Vice President, Investments
Gregory J. Miller[1]	Vice President
Paul L. Mistretta[3]	Vice President
Maurice M. Moore[3]	Vice President, Investments
Brian J. Murphy[1]	Vice President
Michael J. Murphy[5]	Vice President
Todd E. Nevenhoven[6]	Vice President
Deborah J. Prickett[6]	Vice President
Srinivas D. Reddy[1]	Vice President
Robert A. Richard[1]	Vice President
Linda E. Senker[5]	Vice President, Compliance
Spencer T. Shell[3]	Vice President, Assistant Treasurer and Assistant Secretary

Frank W. Snodgrass	Vice President
9020 Overlook Blvd.
Brentwood, TN 37027
Libby J. Soong[1]	Vice President and Chief Compliance Officer
Christina M. Starks	Vice President
2000 21st Avenue NW
Minot, North Dakota 58703
Carl Steinhilber[1]	Vice President
Sandra L. Stokley[6]	Vice President
Alice Su5	Vice President and Actuary
Lisa A. Thomas[1]	Vice President and Appointed Actuary
Eugene M. Trovato[1]	Vice President
Mary A. Tuttle[7]	Vice President
William J. Wagner[7]	Vice President
Kurt W. Wassenar[3]	Vice President, Investments
Christopher R. Welp[6]	Vice President
Michellen A. Wildin[7]	Vice President
Matthew L. Condos[1]	Actuary
Scott N. Shepherd[1]	Actuary
Joy M. Benner[8]	Secretary
Edward Attarian[5]	Assistant Secretary
Eric G. Banta[7]	Assistant Secretary
Jane A. Boyle[1]	Assistant Secretary
Diana R. Cavender[8]	Assistant Secretary
Maria C. Foster[8]	Assistant Secretary
Linda H. Freitag[3]	Assistant Secretary
Daniel F. Hinkel[3]	Assistant Secretary
Joseph D. Horan[3]	Assistant Secretary

Megan A. Huddleston[1]	Assistant Secretary

Rita J. Kummer[3]	Assistant Secretary

Susan A. Masse[1]	Assistant Secretary

Terri W. Maxwell[3]	Assistant Secretary

James M. May, III[3]	Assistant Secretary

Melissa Ann O’Donnell[8]	Assistant Secretary

Randall K. Price[7]	Assistant Secretary

Patricia M. Smith[1]	Assistant Secretary

John F. Todd[1]	Assistant Secretary

Susan M. Vega[8]	Assistant Secretary

Diane I. Yell	Assistant Secretary
100 Washington Square
Minneapolis, MN 55401

Glenn A. Black[3]	Tax Officer

Terry L. Owens[3]	Tax Officer

James H. Taylor[3]	Tax Officer

*	These individuals may also be directors and/or officers of other affiliates of the Company.
1	The principal business address of these directors and these officers is One Orange Way Windsor,
Connecticut 06095.
2	The principal business address of these directors is 230 Park Avenue, New York, New York 10169
3	The principal business address of these directors and these officers is 5780 Powers Ferry Road,
N.W., Atlanta, Georgia 30327.
4	The principal business address of these officers is 10 State House Square, Hartford, Connecticut
06103.
5	The principal business address of these officers is 1475 Dunwoody Drive, West Chester,
Pennsylvania 19380-1478.
6	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
7	The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203.
8	The principal business address of these officers is 20 Washington Avenue South, Minneapolis,
Minnesota 55401.
9	The principal business address of these officers is 980 Ninth Street-ING, Sacramento, California
95814.
10	The principal business address of these officers is 7695 N. High Street, Columbus, Ohio 43235.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 10 to Registration
Statement on Form N-4 for Variable Annuity Account C of ING Life Insurance and Annuity Company
(File No. 333-105479), as filed with the Securities and Exchange Commission on April 11, 2008.

Item 27. Number of Contract Owners

As of July 31, 2008, there were 12,233 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B of ING Life Insurance and Annuity Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by
Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the
CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that
Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-
775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(3); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also,
Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

Section 33-777 of the statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation.
Consistent with the statute, ING Groep N.V. maintains an umbrella insurance policy with an international insurer. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor. The policy provides for the following types of coverage: errors and omissions, directors and officers, employment practices, fiduciary and fidelity.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of
November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING

Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of
Delaware.

Item 29. Principal Underwriter

(a) In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial
Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance
and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account C
of ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity Account G of ILIAC
(separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING
Financial Advisers, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar
Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company
(a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS
ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York Variable
Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vi)
ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a
management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance
Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable
Annuity Funds M P (a management investment company registered under the1940 Act).

(b) The following are the directors and officers of the Principal Underwriter:

Name and Principal Business Address	Positions and Offices with Principal Underwriter
Ronald R. Barhorst	Director and President
4225 Executive Square
La Jolla, CA 92037
Brian D. Comer[1]	Director and Senior Vice President
William L. Lowe[1]	Director and Senior Vice President
Kathleen A. Murphy[1]	Senior Vice President
Boyd G. Combs[2]	Senior Vice President, Tax
William Jasien[3]	Senior Vice President
Louis E. Bachetti	Senior Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ 07095
Daniel H. Hanlon[1]	Senior Vice President

Pamela Mulvey Barcia[1]	Vice President
Robert H. Barley[1]	Vice President
M. Bishop Bastien	Vice President
980 Ninth Street
Sacramento, CA 95814
Nancy B. Bocella[1]	Vice President
Dianne C. Bogoian[1]	Vice President
J. Robert Bolchoz	Vice President
Columbia, SC
David A. Brounley[1]	Vice President
Anthony V. Camp, Jr.[1]	Vice President
Mary Kathleen Carey-Reid[1]	Vice President
Nancy D. Clifford[1]	Vice President
William P. Elmslie	Vice President
New York, NY
Joseph J. Elmy[2]	Vice President, Tax
Brian K. Haendiges[1]	Vice President
Bernard P. Heffernon	Vice President
10740 Nall Ave., Ste. 120
Overland Park, KS 66211
David Kelsey[1]	Vice President
Christina Lareau[1]	Vice President
George D. Lessner	Vice President
Richardson, Texas
Katherine E. Lewis	Vice President
2675 N Mayfair Road, Ste. 501
Milwaukee, WI 53226
David J. Linney	Vice President
2900 N. Loop W., Ste. 180
Houston, TX 77092
Frederick C. Litow[2]	Vice President
Mark R. Luckinbill	Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC 27612

Richard T. Mason	Vice President
440 S. Warren St., Ste. 702
Syracuse, NY 13202
Scott T. Neeb	Vice President
4600 Ulster Street
Denver, CO 80237
David Pendergrass[2]	Vice President and Treasurer
Ethel Pippin[1]	Vice President
Michael J. Pise[1]	Vice President
Srinivas D. Reddy[1]	Vice President
Deborah Rubin[3]	Vice President
Todd Smiser	Vice President and Assistant Secretary
2525 Cabot Drive, Suite 100
Lisle, IL 60532
Frank W. Snodgrass	Vice President
150 4th Ave., N., Ste. 410
Nashville, TN 37219
Libby Joy Soong[1]	Chief Compliance Officer
Christina M. Starks	Vice President
2000 21st Avenue NW
Minot, ND 58703
S. Bradford Vaughan, Jr.	Vice President
601 Union St., Ste. 810
Seattle, WA 98101
Forrest R. Wilson	Vice President
2202 N. Westshore Blvd.
Tampa, FL 33607
Judeen T. Wrinn[1]	Vice President
Nancy S. Stillman[1]	Assistant Vice President
Richard E. Gelfand	Chief Financial Officer
1475 Dunwoody Drive
West Chester, PA 19380-1478
Joy M. Benner[4]	Secretary
Diana R. Cavender[4]	Assistant Secretary
Randall K. Price[4]	Assistant Secretary
John F. Todd[1]	Assistant Secretary

Susan M. Vega[4]		Assistant Secretary

Glenn A. Black[2]		Tax Officer

Terry L. Owens[2]		Tax Officer

James H. Taylor[2]		Tax Officer

1	The principal business address of these directors and these officers is One Orange Way, Windsor,
Connecticut 06095-4774.
2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia
30327.
3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax,
Virginia 22033.
4	The principal business address of these officers is 20 Washington Avenue South, Minneapolis,
Minnesota 55401.

(c) Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)
Name of	Net Underwriting	Compensation on
Principal	Discounts and	Redemption or	Brokerage
Underwriter	Commissions	Annuitization	Commissions	Compensation*
ING Financial				$2,666,060.62
Advisers, LLC

* Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by
Variable Annuity Account B of ING Life Insurance and Annuity Company during 2007.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Life Insurance and Annuity Company at One Orange Way, Windsor, Connecticut
06095-4774 and at ING Americas at 5780 Powers Ferry Road, Atlanta, Georgia 30327-4390 and at 1475
Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Item 31. Management Services

Not applicable.

Item 32. Undertakings Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a
Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1)
through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the
Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL
1235221 *13 (S.E.C.)]

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant,
Variable Annuity Account B of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its
Registration Statement on Form N-4 (File No. 033-34370) and has duly caused this Post-Effective
Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of West
Chester, Commonwealth of Pennsylvania, on this 15th day of August 2008.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
(Registrant)

By:	ING LIFE INSURANCE AND ANNUITY COMPANY
(Depositor)

By:

Richard T. Mason*
President

By:	/s/ John S. Kreighbaum

John S. (Scott) Kreighbaum as
Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 60 to the
Registration Statement has been signed by the following persons in the capacities indicated on August 15,
2008.

Signatures	Officer Titles

Richard T. Mason*	President
(Principal Executive Officer)

Thomas J. McInerney*	Director and Chairman

Kathleen A. Murphy*	Director

Catherine H. Smith*	Director and Senior Vice President

Bridget M. Healy*	Director

Robert G. Leary*	Director

David A. Wheat*		Director, Executive Vice President and Chief
Financial Officer

Steven T. Pierson*		Senior Vice President and Chief Accounting Officer

By:	/s/ John S. Kreighbaum

John S. (Scott) Kreighbaum as
Attorney-in-Fact

*Executed by John S. (Scott) Kreighbaum on behalf of those indicated pursuant to Powers of Attorney.

VARIABLE ANNUITY ACCOUNT B

EXHIBIT INDEX

ITEM	EXHIBIT	PAGE #
(9)	Opinion and Consent of Counsel	EX-99.B9
(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10